Description of significant accounting policies	12 Months Ended
Dec. 31, 2022
Description of significant accounting policies
Description of significant accounting policies

2. Description of significant accounting policies

2.1. Basis of presentation

The Consolidated Financial Statements as of and for the three years ended December 31, 2022 have been prepared and are presented in accordance with the International Financial Reporting Standards – IFRS, as issued by International Accounting Standard Board (IASB), with the application of IFRS 1 First-time Adoption of IFRS. An explanation of how the transition to IFRS has affected the reported financial position, financial performance, and cash flows of the Group is provided in Note 3.1. The Consolidated Financial Statements are identified as “Consolidated”.

The Consolidated Financial Statements are expressed in thousands of Reais ("R$"), and the reporting of amounts in other currencies, when needed, is also expressed in thousands, unless otherwise indicated.

The preparation of Consolidated Financial Statements requires Management to make judgments, use estimates and adopt assumptions that affect the amounts presented for revenues, expenses, assets and liabilities, including contingent liabilities. However, uncertainty relating to these judgments, assumptions and estimates could lead to results that require a significant adjustment to the book value of certain assets and liabilities in future years.

Response Group’s Management states and confirms that all relevant information in the consolidated financial statements is being evidenced and corresponds to the one used by Management in the administration.

The Consolidated Financial Statements have been prepared on the historical cost’s basis, except certain financial assets and liabilities that measured at their fair value.

The Consolidated Financial Statements have been prepared on a going concern basis, which assumes that the Response Group will be able to discharge its liabilities.

2.2. Basis of consolidation

These Consolidated Financial Statements include the results of the Company and all its subsidiary undertakings made up to the same accounting date. All intra-Group balances, transactions, income and expenses are eliminated in full on consolidation. The results of subsidiary undertakings acquired or disposed of during the period are included or excluded from the consolidated income statement from the effective date of acquisition or disposal.

2.3. New or revised pronouncements applied for the first time in 2022

The new IFRS standards will only be applied in Brazil after the issuance of the respective standards in Portuguese by the Accounting Pronouncements Committee and approval by the Federal Accounting Council.

a)Onerous contracts – Cost of contract performance (Amendments to IAS 37);

Applies to annual periods beginning on or after January 1, 2022 for existing contracts on the date the changes are first applied. The change specifically states which costs to consider when calculating the cost of fulfilling a contract.

b)Amendment to IAS 16 Fixed Assets

The classification of any gains generated before fixed assets is in accordance with the planned use conditions. Clarifies that the items produced before the fixed assets are in the planned conditions of use, if sold, must have their costs and revenues recognized in the income statement, not being able to compose/reduce the formation cost of the fixed assets.

c)Annual improvements to the 2018-2020 IFRS Standards

Changes were made to the standards: (i) IFRS 1, addressing aspects of first adoption in a subsidiary; (ii) IFRS 9, addressing the 10% test criterion for the reversal of financial liabilities; (iii) IFRS 16, addressing illustrative examples of leasing; and (iv) IAS 41, addressing fair value measurement aspects.

d)Amendment to IFRS 3

Includes corrections in references regarding the Conceptual Framework of IFRS.

2.4. New standards, revisions and interpretations issued that were not yet effective as of December 31, 2022

For the following standards or amendments, management has not yet determined whether there will be significant impacts on the Company's financial statements, namely:

◾

Amendment to IAS 8 – amends the definition of accounting estimate, which is now considered as “monetary amounts in the financial statements subject to measurement uncertainty”, effective for periods beginning on or after January 1, 2023;

◾

Amendment to IAS 12 – brings an additional exception to the exemption from the initial recognition of deferred tax related to assets and liabilities resulting from a single transaction, effective for periods beginning on or after January 1, 2023;

◾	Amendment to IFRS 17 – includes clarification of aspects related to insurance contracts, effective for periods beginning on or after January 1, 2023;
◾	Amendment to IFRS 16 – deals with liability in a retro lease, effective for periods beginning on or after January 1, 2024;
◾	Amendment to IAS 1:
i.

Classification of liabilities as Current or Non-Current - this amendment clarifies aspects to be considered for the classification of liabilities as Current and Non-Current, effective for periods beginning on or after January 1, 2024.

In January 2020, the IASB issued amendments to IAS 1, which clarify the criteria used to determine whether the liability is classified as current or non-current. These amendments clarify that the current classification is based on whether an entity has the right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period. The amendments also clarify that the "agreement" includes the transfer of cash, goods, services or equity instruments, unless the obligation to transfer cash, goods, services or equity instruments arises from a conversion facility classified as an equity instrument separately from the liability component of a compound financial instrument. The changes were originally effective for annual reporting periods beginning January 1, 2023. However, due to the impacts of Covid-19, the effective date has been postponed for annual reporting periods beginning January 1, 2024.

ii.Change in the disclosure of accounting policies, effective for periods beginning on or after January 1, 2023.

In February 2021, the IASB released amendments to IAS 1, which change the disclosure requirements with regard to accounting policies by replacing the term "significant accounting policies" with "material information about accounting policies". The amendments provide guidance on when it is likely that information about accounting policy should be considered material. The amendments to IAS 1 are effective for annual reporting periods beginning on or after 1 January 2023, with earlier application permitted.

The Company is currently evaluating the impact of these new standards and accounting changes. The Company will assess the impact of the final amendments to IAS 1 on the classification of its liabilities once they are issued by the IASB. The Company does not believe that the amendments to IAS 1, in its current form, will have a significant impact on the classification of its liabilities, since the conversion feature in its convertible debt instruments is classified as an equity instrument and, therefore, not affects the classification of its convertible debt as a non-current liability.

Other pronouncements and interpretations

There are no other standards, amendments to standards and interpretation that are not in force and that the Company and its subsidiaries expect to have a material impact arising from their application in its Consolidated Financial Statements.